Significant Accounting Policies - Summary of Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2025
Buildings [member] | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful life (in years)	10 years
Buildings [member] | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful life (in years)	33 years
Equipment, tools and installations | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful life (in years)	7 years
Equipment, tools and installations | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful life (in years)	18 years